BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 0.8%
(a)
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.42%, 08/15/30
(b)
........... USD 5,800 $ 5,774,860
Mosaic Solar Loan Trust, Series 2019-2A, Class
A, 2.88%, 09/20/40 ................ 146 155,210
Progress Residential Trust, Series 2017-SFR1,
Class A, 2.77%, 08/17/34 ............ 974 985,452
Total Asset-Backed Securities — 0.8%
(Cost: $6,919,115) ............................... 6,915,522
Foreign Agency Obligations — 0.1%
Mexico — 0.1%
Petroleos Mexicanos :
6.38%, 01/23/45 .................. 112 101,563
5.63%, 01/23/46 .................. 20 17,106
6.35%, 02/12/48 .................. 193 173,399
7.69%, 01/23/50 .................. 80 80,660
6.95%, 01/28/60 .................. 384 360,442
733,170
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.
(a)
:
2.25%, 11/24/30 .................. 275 278,781
3.50%, 11/24/70 .................. 200 201,000
479,781
Total Foreign Agency Obligations — 0.1%
(Cost: $1,099,650) ............................... 1,212,951
Foreign Government Obligations — 3.2%
Chile — 0.0%
Republic of Chile, 2.45%
,
01/31/31 ........ 300 321,000
China — 2.2%
People's Republic of China:
1.99%, 04/09/25 .................. CNY 50,150 7,407,393
2.41%, 06/19/25 .................. 10,500 1,580,808
2.85%, 06/04/27 .................. 7,400 1,115,953
3.29%, 05/23/29 .................. 1,900 293,826
2.68%, 05/21/30 .................. 57,760 8,511,269
18,909,249
Colombia — 0.1%
Republic of Colombia:
6.25%, 11/26/25 .................. COP 288,100 92,334
3.13%, 04/15/31 .................. USD 585 620,977
713,311
Indonesia — 0.2%
Republic of Indonesia:
2.85%, 02/14/30 .................. 334 360,094
3.85%, 10/15/30 .................. 334 387,753
6.50%, 02/15/31 .................. IDR 4,429,000 327,683
6.63%, 05/15/33 .................. 552,000 39,681
7.50%, 06/15/35 .................. 4,710,000 369,016
8.38%, 04/15/39 .................. 2,068,000 172,211
7.38%, 05/15/48 .................. 3,532,000 262,072
1,918,510
Mexico — 0.2%
United Mexican States:
2.66%, 05/24/31 .................. USD 870 894,795
7.75%, 11/23/34 .................. MXN 30 177,017
10.00%, 11/20/36 ................. 27 189,284
Security
Par (000)
Par (000) Value
Mexico (continued)
8.50%, 11/18/38 .................. MXN 39 $ 242,928
1,504,024
Panama — 0.0%
Republic of Panama, 2.25%
,
09/29/32 ...... USD 305 313,845
Peru — 0.0%
Republic of Peru:
2.78%, 01/23/31 .................. 224 245,068
2.78%, 12/01/60 .................. 45 45,292
3.23%, 07/28/21 .................. 41 40,980
331,340
Philippines — 0.0%
Republic of Philippines, 3.75%
,
01/14/29 .... 200 233,625
Qatar — 0.1%
State of Qatar, 3.75%
,
04/16/30 .......... 435 510,717
Romania — 0.0%
Romania Government Bond, 3.00%
,
02/14/31
(a)
230 246,172
Russia — 0.2%
Russian Federation:
7.75%, 09/16/26 .................. RUB 32,145 482,308
8.15%, 02/03/27 .................. 13,055 199,998
6.00%, 10/06/27 .................. 7,540 103,692
4.38%, 03/21/29 .................. USD 400 466,800
6.90%, 05/23/29 .................. RUB 15,386 223,284
8.50%, 09/17/31 .................. 32,619 528,238
2,004,320
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia, 3.25%
,
10/22/30 ... USD 579 637,624
Uruguay — 0.1%
Oriental Republic of Uruguay:
4.38%, 10/27/27 .................. 252 297,911
4.38%, 01/23/31 .................. 126 154,547
452,458
Total Foreign Government Obligations — 3.2%
(Cost: $26,907,696) ............................... 28,096,195
Non-Agency Mortgage-Backed Securities — 5.6%
Commercial Mortgage-Backed Securities — 5.1%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class A, (LIBOR USD 1 Month +
0.88%), 1.04%, 09/15/34
(a)(b)
.......... 2,760 2,759,982
BANK
(b)
:
Series 2020-BN25, Class B, 3.04%,
01/15/63 ..................... 180 193,747
Series 2020-BN26, Class B, 2.91%,
03/15/63 ..................... 2,035 2,161,270
Benchmark Mortgage Trust, Series 2020-B20,
Class B, 2.53%, 10/15/53 ............ 592 611,392
BFLD Trust, Series 2020-EYP, Class A, (LIBOR
USD 1 Month + 1.15%), 1.31%, 10/15/35
(a)(b)
1,984 1,989,585
BX Commercial Mortgage Trust
(a)
:
Series 2019-XL, Class A, (LIBOR USD 1
Month + 0.92%), 1.08%, 10/15/36
(b)
... 1,473 1,476,057
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 1.61%, 10/15/36
(b)
... 3,038 3,036,803
Series 2020-FOX, Class B, (LIBOR USD 1
Month + 1.35%), 1.51%, 11/15/32
(b)
... 2,160 2,164,767
Series 2020-VIV4, Class A, 2.84%, 03/09/44 3,490 3,662,995

BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BX Trust, Series 2019-OC11, Class A, 3.20%,
12/09/41
(a)
...................... USD 3,168 $ 3,469,074
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(a)
...................... 810 820,285
Citigroup Commercial Mortgage Trust:
Series 2016-P6, Class B, 4.24%, 12/10/49
(b)
735 784,542
Series 2020-420K, Class A, 2.46%,
11/10/42
(a)
.................... 2,040 2,121,621
Series 2020-420K, Class B, 2.86%,
11/10/42
(a)
.................... 100 104,426
Commercial Mortgage Trust:
Series 2017-COR2, Class AM, 3.80%,
09/10/50 ..................... 297 334,752
Series 2017-PANW, Class A, 3.24%,
10/10/29
(a)
.................... 4,050 4,245,015
Series 2019-521F, Class B, (LIBOR USD 1
Month + 1.10%), 1.26%, 06/15/34
(a)(b)
.. 923 892,539
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class A, 2.26%,
08/15/37
(a)
...................... 972 1,006,825
CSAIL Commercial Mortgage Trust, Series
2019-C17, Class C, 3.93%, 09/15/52 .... 863 936,811
GS Mortgage Securities Corp. Trust, Series
2020-TWN3, Class A, (LIBOR USD 1 Month
+ 2.00%), 2.16%, 11/15/37
(a)(b)
......... 3,800 3,808,874
GS Mortgage Securities Trust, Series 2012-
GCJ9, Class C, 4.45%, 11/10/45
(a)(b)
..... 200 205,880
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.44%, 07/10/39
(a)(b)
..... 526 564,007
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
:
Series 2020-609M, Class A, (LIBOR USD 1
Month + 1.37%), 1.53%, 10/15/33 .... 1,400 1,399,982
Series 2020-609M, Class D, (LIBOR USD 1
Month + 2.77%), 2.93%, 10/15/33 .... 400 400,138
Series 2020-MKST, Class B, (LIBOR USD 1
Month + 1.05%), 1.21%, 12/15/36 .... 986 956,751
KKR Industrial Portfolio Trust, Series 2020-AIP,
Class A, (LIBOR USD 1 Month + 1.04%),
1.20%, 03/15/37
(a)(b)
................ 396 396,288
Morgan Stanley Capital I Trust:
Series 2018-H3, Class B, 4.62%, 07/15/51
(b)
533 617,191
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 1.06%, 07/15/35
(a)(b)
.. 1,480 1,457,732
Series 2020-HR8, Class AS, 2.30%,
07/15/53 ..................... 265 274,477
Series 2020-HR8, Class B, 2.70%, 07/15/53 318 329,558
MSCG Trust, Series 2018-SELF, Class A,
(LIBOR USD 1 Month + 0.90%), 1.06%,
10/15/37
(a)(b)
..................... 464 464,461
43,647,827
Interest Only Commercial Mortgage-Backed Securities — 0.5%
(b)
BANK, Series 2020-BN29, Class XA, 1.36%,
11/15/53 ........................ 2,787 300,779
Benchmark Mortgage Trust:
Series 2020-B20, Class XA, 1.63%,
10/15/53 ..................... 16,422 1,873,070
Series 2020-B21, Class XA, 1.46%,
12/17/53 ..................... 2,730 312,680
CSAIL Commercial Mortgage Trust:
Series 2018-C14, Class XA, 0.56%,
11/15/51 ..................... 3,486 121,154
Series 2019-C16, Class XA, 1.57%,
06/15/52 ..................... 10,253 1,073,755
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.49%, 10/15/52 ....... USD 7,724 $ 777,350
4,458,788
Total Non-Agency Mortgage-Backed Securities — 5.6%
(Cost: $47,520,128) ............................... 48,106,615
U.S. Government Sponsored Agency Securities — 56.0%
Agency Obligations — 0.6%
Federal Home Loan Bank, 4.00%, 04/10/28 .. 4,100 5,081,540
Federal National Mortgage Association Variable
Rate Notes, Series 1996-W1, Class AL,
7.25%, 03/25/26
(b)
................. 3 2,781
5,084,321
Collateralized Mortgage Obligations — 0.8%
Federal National Mortgage Association:
Series 2011-8, Class ZA, 4.00%, 02/25/41 . 1,635 1,770,378
Series 2014-27, Class VC, 4.00%, 05/25/31 3,236 3,461,508
Government National Mortgage
Association, Series 2016-123, Class LM,
3.00%, 09/20/46
(c)
................. 500 550,258
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.79%, 07/20/39
(b)
.............. 1,009 1,181,799
6,963,943
Commercial Mortgage-Backed Securities — 0.5%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
:
Series 2019-SB60, Class A10F,
3.31%, 01/25/29 ................ 2,181 2,336,672
Series 2019-SB61, Class A10F,
3.17%, 01/25/29 ................ 1,698 1,830,870
Government National Mortgage Association,
Series 2019-7, Class V, 3.00%, 05/16/35 .. 218 239,082
4,406,624
Interest Only Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association:
Series 2020-146, Class DI, 2.50%, 10/20/50 3,175 354,584
Series 2020-162, Class TI, 2.50%, 10/20/50 5,578 599,950
Series 2020-175, Class DI, 2.50%, 11/20/50 1,096 122,124
1,076,658
Interest Only Commercial Mortgage-Backed Securities — 0.6%
Federal Home Loan Mortgage Corp., Series
2015-K718, Class X2A, 0.10%, 02/25/48
(a)
. 182,770 108,090
Government National Mortgage Association
Variable Rate Notes
(b)
:
Series 2005-9, 0.78%, 01/16/45 ........ 1,285 13
Series 2005-50, 0.39%, 06/16/45 ....... 1,591 10,272
Series 2006-30, 2.60%, 05/16/46 ....... 712 23,492
Series 2016-22, 0.79%, 11/16/55 ....... 18,500 709,698
Series 2016-45, 0.94%, 02/16/58 ....... 9,330 512,018
Series 2016-92, 0.87%, 04/16/58 ....... 2,888 150,873
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.15%, 02/16/58 .......... 11,081 789,734
Series 2016-151, 1.06%, 06/16/58 ...... 8,553 550,923
Series 2017-30, 0.65%, 08/16/58 ....... 4,600 195,204
Series 2017-44, 0.67%, 04/17/51 ....... 4,588 201,688
Series 2017-53, 0.66%, 11/16/56 ....... 16,543 745,823
Series 2017-61, 0.75%, 05/16/59 ....... 4,015 229,921
Series 2017-64, 0.75%, 11/16/57 ....... 2,784 157,891
Series 2017-72, 0.66%, 04/16/57 ....... 9,024 455,461

BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2020-178, 1.43%, 10/16/60 ...... USD 3,520 $ 364,192
5,205,293
Mortgage-Backed Securities — 53.4%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31 ........... 1,556 1,655,605
3.00%, 09/01/27 - 12/01/46 ........... 3,229 3,463,715
3.50%, 04/01/42 - 01/01/48 ........... 2,083 2,294,040
4.00%, 08/01/40 - 12/01/45 ........... 2,013 2,229,536
4.50%, 02/01/39 - 08/01/48 ........... 2,683 2,993,265
5.00%, 04/01/36 - 10/01/41 ........... 870 1,009,212
5.50%, 06/01/41 .................. 875 1,028,731
Federal National Mortgage Association:
3.50%, 11/01/46 .................. 1,566 1,691,424
4.00%, 01/01/41 .................. 53 57,988
Government National Mortgage Association:
2.00%, 01/15/51 - 02/15/51
(d)
.......... 44,961 46,975,863
2.50%, 01/15/51
(d)
................. 12,535 13,269,473
3.00%, 02/15/45 - 09/20/50 ........... 24,015 25,380,022
3.00%, 01/15/51 - 02/15/51
(d)
.......... 1,300 1,359,976
3.50%, 01/15/42 - 10/20/46 ........... 17,005 18,465,977
3.50%, 01/15/51
(d)
................. 5,007 5,306,450
4.00%, 04/20/39 - 05/20/50 ........... 6,087 6,594,535
4.00%, 01/15/51
(d)
................. 4,815 5,133,618
4.50%, 12/20/39 - 08/20/50 ........... 5,953 6,533,371
4.50%, 01/15/51
(d)
................. 40 42,831
5.00%, 12/15/38 - 07/20/41 ........... 1,935 2,215,013
7.00%, 06/15/23 - 11/15/23 ........... —
(e)
25
Uniform Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32 ........... 957 1,005,114
2.00%, 01/25/36 - 02/25/51
(d)
.......... 39,272 40,866,662
2.50%, 04/01/30 - 12/01/50 ........... 24,216 25,779,141
2.50%, 01/25/51 - 02/25/51
(d)
.......... 25,646 27,023,056
3.00%, 04/01/28 - 09/01/50 ........... 55,973 60,019,248
3.00%, 01/25/36 - 01/25/51
(d)
.......... 23,600 24,730,409
3.50%, 11/01/28 - 08/01/50 ........... 37,961 41,503,943
3.50%, 01/25/51 - 02/25/51
(d)
.......... 24,532 25,964,333
4.00%, 09/01/33 - 06/01/50 ........... 19,002 21,012,099
4.00%, 01/25/51 - 02/25/51
(d)
.......... 24,443 26,118,304
4.50%, 02/01/25 - 08/01/48 ........... 7,404 8,227,584
4.50%, 01/25/51
(d)
................. 2,429 2,632,429
5.00%, 11/01/32 - 06/01/45 ........... 731 835,489
5.00%, 01/25/51
(d)
................. 2,157 2,387,108
5.50%, 02/01/35 - 04/01/41 ........... 2,682 3,127,481
6.00%, 05/01/33 - 06/01/41 ........... 2,468 2,900,497
6.50%, 05/01/40 .................. 552 662,416
462,495,983
Total U.S. Government Sponsored Agency Securities — 56.0%
(Cost: $481,708,002) .............................. 485,232,822
U.S. Treasury Obligations — 52.4%
U.S. Treasury Bonds:
4.25%, 05/15/39 - 11/15/40 ........... 3,503 5,229,921
4.50%, 08/15/39 .................. 1,760 2,692,800
4.38%, 11/15/39 .................. 1,760 2,661,587
4.63%, 02/15/40 .................. 1,743 2,717,242
3.88%, 08/15/40 .................. 1,743 2,498,073
3.13%, 02/15/43 .................. 6,770 8,879,543
2.88%, 05/15/43 - 11/15/46 ........... 13,280 16,876,049
3.63%, 08/15/43 .................. 6,770 9,561,038
3.75%, 11/15/43 .................. 6,770 9,744,569
2.50%, 02/15/45 .................. 6,264 7,470,065
2.75%, 11/15/47 .................. 6,264 7,860,831
3.00%, 02/15/48 .................. 12,774 16,768,869
2.25%, 08/15/49 .................. 9,205 10,534,331
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
U.S. Treasury Inflation Linked Bonds,
0.25%, 02/15/50 .................. USD 5,873 $ 6,995,783
U.S. Treasury Notes:
1.13%, 07/31/21 .................. 29,290 29,461,621
1.75%, 07/31/21 - 11/15/29 ........... 76,690 79,148,427
1.50%, 01/31/22 - 02/15/30 ........... 47,070 48,692,493
2.13%, 12/31/22 - 05/15/25 ........... 40,360 42,903,318
0.50%, 03/15/23 - 05/31/27 ........... 35,575 35,748,751
0.25%, 04/15/23 .................. 8,835 8,856,742
2.75%, 05/31/23 .................. 13,020 13,835,784
2.25%, 11/15/24 - 08/15/27 ........... 27,938 30,507,591
2.00%, 02/15/25 .................. 16,270 17,419,704
0.38%, 04/30/25 .................. 14,918 14,972,194
0.63%, 03/31/27 .................. 5,911 5,946,328
2.88%, 08/15/28 .................. 3,910 4,541,862
3.13%, 11/15/28 .................. 3,910 4,629,379
1.63%, 08/15/29 .................. 6,070 6,493,477
Total U.S. Treasury Obligations — 52.4%
(Cost: $428,859,515) .............................. 453,648,372
Total Long-Term Investments — 118.1%
(Cost: $993,014,106) .............................. 1,023,212,477
Short-Term Securities — 6.5%
Certificates of Deposit — 2.0%
Yankee — 2.0%
(f)
Credit Suisse AG, New York, 0.30%, 09/01/21 17,400 17,401,992
Total Certificates of Deposit — 2.0%
(Cost: $17,400,000) ............................... 17,401,992
Shares
Shares
Money Market Funds — 4.5%
(g)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
*
.................... 38,754,920 38,754,920
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% ........... 2,982 2,982
Total Money Market Funds — 4.5%
(Cost: $38,757,902) ............................... 38,757,902
Total Short-Term Securities — 6.5%
(Cost: $56,157,902) ............................... 56,159,894
Total Options Purchased — 0.1%
(Cost: $1,121,477) ............................... 1,100,919
Total Investments Before TBA Sale Commitments — 124.7%
(Cost: $1,050,293,485 ) ............................ 1,080,473,290
Par (000)
Pa r (000)
TBA Sale Commitments — (16.6)%
(d)
Mortgage-Backed Securities — (16.6)%
Government National Mortgage Association:
2.00% ,  01/15/51 .................. 16,771 (17,538,142)
3.00% ,  01/15/51 .................. 384 (401,550)
3.50% ,  01/15/51 .................. 582 (616,829)
4.00% ,  01/15/51 .................. 386 (411,542)
4.50% ,  01/15/51 .................. 856 (916,589)
5.00% ,  01/15/51 .................. 185 (201,961)
Uniform Mortgage-Backed Securities:
2.50% ,  01/25/36 - 03/25/51 ........... 39,213 (41,265,737)

BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.00% ,  01/25/36 - 01/25/51 ........... USD 42,647 $ (44,683,247)
3.50% ,  01/25/36 - 01/25/51 ........... 18,864 (19,942,354)
4.00% ,  01/25/36 - 01/25/51 ........... 10,294 (10,988,336)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.00% ,  01/25/51 .................. USD 6,882 $ (7,148,883)
Total TBA Sale Commitments — (16.6)%
(Proceeds: $143,617,212) .......................... (144,115,170)
Total Investments Net of TBA Sale Commitments — 108.1%
(Cost: $906,676,273 ) .............................. 936,358,120
Liabilities in Excess of Other Assets — (8.1)% ............. (70,350,938)
Net Assets — 100.0% ............................... $ 866,007,182
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Represents or includes a TBA transaction.
(e)
Amount is less than 500.
(f)
Issuer is a U.S. branch of a foreign domiciled bank.
(g)
Annualized 7-day yield as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
. $ 28,606,884 $ 10,148,036 $ — $ — $ — $ 38,754,920 38,754,920 $ 2,867 $ —
(a)
Represents net amount purchased (sold).

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2 Year Note .................................................... 473 03/31/21 $ 104,522 $ 90,421
U.S. Treasury 5 Year Note .................................................... 396 03/31/21 49,961 119,551
209,972
Short Contracts
Euro-Bund .............................................................. 131 03/08/21 28,429 (2,364)
U.S. Treasury 10 Year Note ................................................... 154 03/22/21 21,264 (46,870)
U.S. Treasury 10 Year Ultra Note ............................................... 51 03/22/21 7,974 25,869
U.S. Treasury Long Bond .................................................... 14 03/22/21 2,425 (11,223)
U.S. Treasury Ultra Bond .................................................... 76 03/22/21 16,231 78,327
43,739
$ 253,711
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 1,923,991 USD 2,630,000 Bank of America NA 01/05/21 $ 1,058
MXN 17,582,700 USD 870,000 Citibank NA 01/05/21 13,575
MXN 35,596,352 USD 1,760,000 HSBC Bank plc 01/05/21 28,806
USD 2,630,000 ZAR 38,631,413 BNP Paribas SA 01/05/21 1,119
ZAR 13,030,860 USD 870,000 BNP Paribas SA 01/05/21 16,755
ZAR 27,360,168 USD 1,760,000 Deutsche Bank AG 01/05/21 101,869
IDR 25,006,080,000 USD 1,760,000 Bank of America NA 01/06/21 22,158
IDR 12,343,560,000 USD 870,000 JPMorgan Chase Bank NA 01/06/21 9,713
INR 130,680,000 USD 1,760,000 Bank of America NA 01/06/21 28,412
INR 64,123,350 USD 870,000 JPMorgan Chase Bank NA 01/06/21 7,555
AUD 150,000 USD 113,568 Natwest Markets plc 01/08/21 2,080
BRL 468,643 USD 90,000 UBS AG 01/08/21 231
CNY 1,438,866 USD 220,000 Natwest Markets plc 01/08/21 1,221
IDR 3,689,010,000 USD 260,000 Barclays Bank plc 01/08/21 3,609
INR 8,130,485 USD 110,000 UBS AG 01/08/21 1,260
JPY 7,237,802 USD 70,000 Morgan Stanley & Co. International plc 01/08/21 99
JPY 15,604,009 USD 150,000 State Street Bank and Trust Co. 01/08/21 1,127
KRW 240,181,700 USD 220,000 Morgan Stanley & Co. International plc 01/08/21 959
KRW 65,748,000 USD 60,000 Standard Chartered Bank 01/08/21 486
MXN 4,405,805 USD 220,000 JPMorgan Chase Bank NA 01/08/21 1,321
MXN 4,454,403 USD 220,000 State Street Bank and Trust Co. 01/08/21 3,762
USD 110,000 BRL 568,183 Goldman Sachs International 01/08/21 604
USD 130,000 PLN 476,730 Citibank NA 01/08/21 2,381
USD 220,000 TWD 6,178,700 Goldman Sachs International 01/08/21 33
RUB 135,171,344 USD 1,760,000 Citibank NA 01/12/21 66,424
KZT 9,892,806 USD 22,540 Citibank NA 01/20/21 910
MXN 52,572,385 USD 2,630,000 Citibank NA 02/02/21 3,289
USD 2,630,000 EUR 2,148,035 Bank of America NA 02/02/21 4,022
USD 2,630,000 JPY 271,442,826 Bank of America NA 02/02/21 210
USD 2,630,000 SEK 21,591,987 Bank of America NA 02/02/21 4,730
COP 711,292,428 USD 204,815 JPMorgan Chase Bank NA 02/24/21 3,281
IDR 332,256,886 USD 23,389 BNP Paribas SA 02/24/21 409
IDR 416,749,257 USD 29,266 Citibank NA 02/24/21 582
IDR 926,169,426 USD 64,805 Deutsche Bank AG 02/24/21 1,529
IDR 127,217,882 USD 8,955 Goldman Sachs International 02/24/21 157
IDR 141,532,842 USD 9,955 UBS AG 02/24/21 182

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
MXN 15,961,000 USD 790,783 Citibank NA 02/26/21 $ 6,586
342,504
EUR 2,149,483 USD 2,630,000 Bank of America NA 01/05/21 (4,084)
JPY 271,534,350 USD 2,630,000 Bank of America NA 01/05/21 (255)
SEK 21,599,007 USD 2,630,000 Bank of America NA 01/05/21 (4,811)
USD 1,760,000 EUR 1,469,608 Bank of America NA 01/05/21 (35,347)
USD 870,000 EUR 716,560 JPMorgan Chase Bank NA 01/05/21 (5,385)
USD 2,630,000 GBP 1,967,974 Deutsche Bank AG 01/05/21 (61,205)
USD 870,000 JPY 90,371,946 Bank of America NA 01/05/21 (5,231)
USD 1,760,000 JPY 183,370,000 Citibank NA 01/05/21 (15,895)
USD 2,630,000 MXN 52,404,065 Citibank NA 01/05/21 (3,436)
USD 870,000 SEK 7,308,259 Bank of America NA 01/05/21 (18,261)
USD 1,760,000 SEK 15,033,818 JPMorgan Chase Bank NA 01/05/21 (67,242)
USD 1,750,000 CLP 1,312,842,000 Citibank NA 01/06/21 (97,736)
USD 880,000 CLP 675,030,400 JPMorgan Chase Bank NA 01/06/21 (70,059)
BRL 564,333 USD 110,000 Citibank NA 01/08/21 (1,345)
MXN 2,187,361 USD 110,000 Citibank NA 01/08/21 (120)
PLN 475,243 USD 130,000 UBS AG 01/08/21 (2,779)
USD 110,000 CAD 140,598 JPMorgan Chase Bank NA 01/08/21 (457)
USD 130,000 CLP 94,952,000 Morgan Stanley & Co. International plc 01/08/21 (3,633)
USD 110,000 COP 378,079,900 Goldman Sachs International 01/08/21 (695)
USD 194,740 EUR 160,000 Barclays Bank plc 01/08/21 (741)
USD 130,000 KRW 143,911,300 Citibank NA 01/08/21 (2,393)
USD 70,000 MXN 1,400,087 Bank of America NA 01/08/21 (332)
USD 170,000 ZAR 2,582,207 Goldman Sachs International 01/08/21 (5,625)
USD 70,000 ZAR 1,063,118 UBS AG 01/08/21 (2,306)
RUB 64,284,300 USD 870,000 Bank of America NA 01/12/21 (1,396)
RUB 19,043,908 USD 260,000 Barclays Bank plc 01/12/21 (2,680)
USD 200,000 RUB 15,106,823 HSBC Bank plc 01/12/21 (4,122)
RUB 195,198,600 USD 2,630,000 JPMorgan Chase Bank NA 02/02/21 (802)
USD 2,630,000 GBP 1,923,562 Bank of America NA 02/02/21 (1,069)
ZAR 38,782,638 USD 2,630,000 BNP Paribas SA 02/02/21 (1,475)
INR 192,613,310 USD 2,630,000 Citibank NA 02/03/21 (488)
USD 2,941,170 CNY 19,417,310 Morgan Stanley & Co. International plc 02/24/21 (34,954)
USD 344,550 COP 1,254,300,659 Deutsche Bank AG 02/24/21 (22,408)
USD 642,503 IDR 9,149,888,000 JPMorgan Chase Bank NA 02/24/21 (12,830)
USD 1,506,064 RUB 115,030,180 Citibank NA 02/24/21 (39,387)
USD 1,147,283 MXN 23,261,163 Barclays Bank plc 02/26/21 (14,782)
USD 362,140 MXN 7,325,000 Deutsche Bank AG 02/26/21 (3,797)
USD 4,012,554 CNY 26,370,504 Standard Chartered Bank 03/17/21 (23,527)
USD 640,569 IDR 9,149,887,096 JPMorgan Chase Bank NA 03/31/21 (12,779)
(585,869)
$ (243,365)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar June 2021 Futures .............. 1,066 06/11/21 USD 99.25 USD 266,500 $ 219,863
90-day Eurodollar September 2021 Futures .......... 1,202 09/10/21 USD 99.38 USD 300,500 187,813
90-day Eurodollar September 2021 Futures .......... 1,377 09/10/21 USD 99.63 USD 344,250 86,060
$ 493,736

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2020
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
1.10% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 01/22/21 1.10 % USD 17,550 $ 17,938
10-Year Interest Rate Swap
(a)
1.15% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 05/28/21 1.15 USD 10,900 98,668
10-Year Interest Rate Swap
(a)
1.05% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 02/22/22 1.05 USD 17,800 490,577
$ 607,183
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
REPO_CORRA At Termination
0.48%
At Termination 10/07/22
(a)
10/07/23 CAD 19,419 $ 6,887 $ — $ 6,887
3 month BA Semi-Annual 0.76% Semi-Annual 10/07/22
(a)
10/07/23 CAD 46,625 8,882 (967) 9,849
3 month BA Semi-Annual 0.75% Semi-Annual 10/24/22
(a)
10/24/23 CAD 33,712 572 — 572
3 month BA Semi-Annual 0.74% Semi-Annual 10/26/22
(a)
10/26/23 CAD 25,344 (1,931) — (1,931)
3 month BA Semi-Annual 0.83% Semi-Annual 11/09/22
(a)
11/09/23 CAD 23,895 13,024 — 13,024
3 month BA Semi-Annual 0.85% Semi-Annual 12/01/22
(a)
12/01/23 CAD 27,325 14,086 — 14,086
0.80% Semi-Annual 3 month BA Semi-Annual 12/12/22
(a)
12/12/23 CAD 28,425 (864) — (864)
28 day MXIBTIIE Monthly 8.39% Monthly N/A 01/18/24 MXN 6,196 35,878 — 35,878
28 day MXIBTIIE Monthly 6.67% Monthly N/A 08/12/24 MXN 5,385 20,118 — 20,118
28 day MXIBTIIE Monthly 6.72% Monthly N/A 08/13/24 MXN 4,634 17,668 — 17,668
28 day MXIBTIIE Monthly 6.59% Monthly N/A 11/08/24 MXN 3,373 12,600 — 12,600
28 day MXIBTIIE Monthly 5.04% Monthly N/A 11/12/25 MXN 20,505 15,767 — 15,767
2.85% Semi-Annual 3 month LIBOR Quarterly N/A 12/21/28 USD 2,600 (428,570) — (428,570)
1.61% Semi-Annual 3 month LIBOR Quarterly N/A 10/01/29 USD 4,700 (329,226) — (329,226)
$ (615,109) $ (967) $ (614,142)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.72% At Termination 1 month HICPXT At Termination 09/15/25 EUR 3,015 $ 24,528 $ — $ 24,528
0.73% At Termination 1 month HICPXT At Termination 09/15/25 EUR 3,015 22,578 — 22,578
0.67% At Termination 1 month HICPXT At Termination 10/15/25 EUR 3,450 37,205 — 37,205
0.70% At Termination 1 month HICPXT At Termination 11/15/25 EUR 3,290 59,020 — 59,020
1.01% At Termination 1 month HICPXT At Termination 12/15/25 EUR 735 87 — 87
1.03% At Termination 1 month HICPXT At Termination 12/15/25 EUR 1,103 (1,479) — (1,479)
1.03% At Termination 1 month HICPXT At Termination 12/15/25 EUR 1,103 (1,385) — (1,385)
1 month HICPXT At Termination 0.96% At Termination 09/15/30 EUR 3,015 (36,414) — (36,414)
1 month HICPXT At Termination 0.98% At Termination 09/15/30 EUR 3,015 (30,007) — (30,007)
1 month HICPXT At Termination 0.92% At Termination 10/15/30 EUR 3,450 (62,873) — (62,873)
1 month HICPXT At Termination 0.90% At Termination 11/15/30 EUR 3,290 (98,931) — (98,931)
1 month HICPXT At Termination 1.13% At Termination 12/15/30 EUR 735 (687) — (687)
1 month HICPXT At Termination 1.14% At Termination 12/15/30 EUR 1,103 1,099 — 1,099
1 month HICPXT At Termination 1.14% At Termination 12/15/30 EUR 1,103 213 — 213
UK Retail Price Index All
Items Monthly At Termination 3.33% At Termination 11/15/40 GBP 930 7,062 — 7,062

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2020
Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 330 $ 10,704 $ — $ 10,704
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 600 19,752 — 19,752
$ (49,528) $ — $ (49,528)
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 week
CNREPOFI Quarterly 2.75% Quarterly
Morgan Stanley & Co.
International plc 11/18/25 CNY 52,000 $ 40,119 $ — $ 40,119
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day REPO_CORRA ................................... Canadian Overnight Repo Rate 0.20%
1 month HICPXT ...................................... Harmonized Index Of Consumer Prices Excluding Tobacco (0.36)
1 week CNREPOFI .................................... China Fixing Repo Rates 2.60
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.48
3 month BA .......................................... Canadian Bankers Acceptances 0.48
3 month LIBOR ....................................... London Interbank Offered Rate 0.24
Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
BA Canadian Bankers Acceptances
CNREPOFI Day China Fixing Repo Rates
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
REPO_CORRA Canadian Overnight Repo Rate
TBA To-be-announced

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities ................................... $ — $ 6,915,522 $ — $ 6,915,522
Foreign Agency Obligations ................................. — 1,212,951 — 1,212,951
Foreign Government Obligations .............................. — 28,096,195 — 28,096,195
Non-Agency Mortgage-Backed Securities ........................ — 48,106,615 — 48,106,615
U.S. Government Sponsored Agency Securities .................... — 484,682,564 550,258 485,232,822
U.S. Treasury Obligations ................................... — 453,648,372 — 453,648,372
Short-Term Securities:
Certificates of Deposit ..................................... — 17,401,992 — 17,401,992
Money Market Funds ...................................... 38,757,902 — — 38,757,902
Options Purchased:
Interest rate contracts ...................................... 493,736 607,183 — 1,100,919
Liabilities:
Investments:
TBA Sale Commitments .................................... — (144,115,170) — (144,115,170)
$ 39,251,638 $ 896,556,224 $ 550,258 $ 936,358,120
Derivative Financial Instruments
(a)
Assets:
Foreign currency exchange contracts ............................ $ — $ 342,504 $ — $ 342,504
Interest rate contracts ....................................... 314,168 186,568 — 500,736
Other contracts ........................................... — 182,248 — 182,248
Liabilities:
Foreign currency exchange contracts ............................ — (585,869) — (585,869)
Interest rate contracts ....................................... (60,457) (760,591) — (821,048)
Other contracts ........................................... — (231,776) — (231,776)
$ 253,711 $ (866,916) $ — $ (613,205)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.